EQUITY - Common Shares Reserved for Options, Warrants and Preferred Stock (Details)	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options and preferred stock	520,548	548,366
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options and preferred stock	520,548	548,366
Preferred shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options and preferred stock